Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Net income	$ 355.7	$ 256.6
Items that may be reclassified to net income
Net currency translation difference on the translation of financial statements of foreign operations	75.6	(16.9)
Net gain (loss) on certain long-term debts denominated in foreign currency designated as hedges of net investments in foreign operations	15.2	(12.1)
Reclassification to income	(11.6)	(4.3)
Income taxes	1.3	1.5
Other comprehensive income, net of tax, hedges of net investments in foreign operations	80.5	(31.8)
Effective portion of changes in fair value of derivatives designated as cash flow hedges	(0.3)	1.8
Reclassification to income	(1.1)	13.6
Income taxes	0.9	(4.1)
Net change in cash flow hedges	(0.5)	11.3
Net change in fair value of available-for-sale financial asset	0.1	(0.2)
Share in the other comprehensive income of equity accounted investees	2.3	(6.7)
Reclassification to income	(15.0)	0.0
Share in the other comprehensive income of equity accounted investees	(12.7)	(6.7)
Items that are never reclassified to net income
Defined benefit plan remeasurements	(33.0)	18.6
Income taxes	8.9	(5.1)
Defined benefit plan remeasurements	(24.1)	13.5
Other comprehensive income (loss)	43.3	(13.9)
Total comprehensive income	399.0	242.7
Comprehensive income attributable to:
Equity holders of the Company	391.5	238.0
Non-controlling interests	7.5	4.7
Reclassification adjustments on exchange differences on translation, before tax	5.0
Revenue
Items that may be reclassified to net income
Reclassification to income	(1.0)	17.9
Finance Expense Net
Items that may be reclassified to net income
Reclassification to income	(2.6)	(3.0)
Other Gains Net
Items that may be reclassified to net income
Reclassification to income	2.5	(1.3)
Continuing operations
Comprehensive income attributable to:
Equity holders of the Company	391.5	238.5
Discontinued operations
Comprehensive income attributable to:
Equity holders of the Company	$ 0.0	$ (0.5)